Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt

18    Long-term debt

(in millions of Canadian dollars)		Maturity	Currency in which payable	2012	2011
6.500%	10-year Notes (A)	May 2018	US$	$ 273	$ 279
6.250%	10-year Medium Term Notes (A)	June 2018	CDN$	374	373
7.250%	10-year Notes (A)	May 2019	US$	347	355
9.450%	30-year Debentures (A)	Aug. 2021	US$	249	254
5.100%	10-year Medium Term Notes (A)	Jan. 2022	CDN$	125	125
4.500%	10-year Notes (A)	Jan. 2022	US$	244	250
4.450%	12.5-year Notes (A)	Mar. 2023	US$	347	354
7.125%	30-year Debentures (A)	Oct. 2031	US$	348	356
5.750%	30-year Debentures (A)	Mar. 2033	US$	241	246
5.950%	30-year Notes (A)	May 2037	US$	440	450
6.450%	30-year Notes (A)	Nov. 2039	CDN$	400	400
5.750%	30-year Notes (A)	Jan. 2042	US$	243	248
Secured Equipment Loan (B)		Aug. 2015	CDN$	98	116
5.41%	Senior Secured Notes (C)	Mar. 2024	US$	113	120
6.91%	Secured Equipment Notes (D)	Oct. 2024	CDN$	176	186
5.57%	Senior Secured Notes (E)	Dec. 2024	US$	60	63
7.49%	Equipment Trust Certificates (F)	Jan. 2021	US$	96	102
3.88%	Senior Secured Notes Series A & B (G)	Oct./Dec. 2026	US$	134	141
4.28%	Senior Secured Notes (H)	Mar. 2027	US$	70	–
Other long-term loans (nil% – 5.50%)		2014 - 2025	US$	2	2
Obligations under capital leases
	(4.90% – 6.99%) (I)	2013 - 2026	US$	271	285
Obligations under capital leases
	(12.77%) (I)	Jan. 2031	CDN$	3	3

				4,654	4,708
Perpetual 4% Consolidated Debenture Stock (J)			US$	30	31
Perpetual 4% Consolidated Debenture Stock (J)			GB£	6	6

				4,690	4,745
Less: Long-term debt maturing within one year				54	50

				$ 4,636	$ 4,695

At December 31, 2012, the gross amount of long-term debt denominated in U.S. dollars was US$3,538 million (2011 – US$3,508 million).

Annual maturities and principal repayments requirements, excluding those pertaining to capital leases, for each of the five years following 2012 are (in millions): 2013 – $46; 2014 – $49; 2015 – $123; 2016 – $30; 2017 – $27.

A.  These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.

On September 30, 2011, the Company redeemed US$101 million 5.75% Notes due in May 2013 with a carrying amount of $107 million pursuant to a call offer for a total cost of $113 million. Upon redemption of the Notes a net loss of $9 million was recognized to “Other income and charges”. The loss consisted largely of a redemption premium paid to note holders to redeem the Notes.

On September 13, 2011, the Company announced a cash tender offer and consent solicitation for any or all its outstanding US$246 million 6.25% Notes due October 15, 2011. Notes tendered with a principal value of US$204 million were redeemed on October 12, 2011, and the remaining US$42 million Notes not tendered were redeemed on October 17, 2011. Upon redemption of the Notes a net loss of $1 million was recognized to “Other income and charges”.

During December 2011, the Company issued $125 million 5.10% 10-year Medium Term Notes, US$250 million 4.50% 10-year Notes and US$250 million 5.75% 30-year Notes. Net proceeds from these offerings were $618 million and were largely used to make a $600 million voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

During 2010, the Company issued US$350 million of 4.45% Notes due March 15, 2023. Net proceeds from this offering were $355 million and were used to make a voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

B.  The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $29 million at December 31, 2012, which reflects an asset impairment charge taken in the fourth quarter of 2012 (Note 3). The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers’ Acceptance rates) plus 53 basis points (2012 – 1.97%; 2011 – 1.94%; 2010 – 1.39%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.

C.  The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $147 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.

D.  The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $146 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.

E.  The 5.57% Senior Secured Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $67 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$31 million is due in December 2024.

F.  The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $101 million at December 31, 2012. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.

G.  During 2011, the Company issued US$139 million 3.88% Series A and B Senior Secured Notes due in 2026 for net proceeds of $139 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $135 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2026. Final repayment of the remaining principal of US$69 million is due in the fourth quarter of 2026.

H.  During 2012, the Company issued US$71 million 4.28% Senior Secured Notes due in 2027 for net proceeds of $71 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $70 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including March 2027. Final repayment of the remaining principal of US$35 million is due in March 2027.

I.  At December 31, 2012, capital lease obligations included in long-term debt were as follows:

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2013	$27
	2014	160
	2015	13
	2016	14
	2017	12
	Thereafter	164

Total minimum lease payments		390
Less: Imputed interest		(116)

Present value of minimum lease payments		274
Less: Current portion		(8)

Long-term portion of capital lease obligations		$266

During the year, the Company had no additions to property, plant and equipment under capital lease obligations (2011 – $nil; 2010 – $1 million).

The carrying value of the assets collateralizing the capital lease obligations was $332 million at December 31, 2012.

J.  The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.

On October 31, 2011, CP completed arrangements with 12 highly rated financial institutions for a committed $1.0 billion four year revolving credit agreement. This agreement incorporates a revolving facility limit of $600 million and a separate letter of credit facility limit of $400 million at pre-agreed pricing and has the ability to annually extend the term for an additional year with the consent of the lenders. The $1.0 billion revolving credit agreement also contains an accordion feature to accommodate up to an additional $300 million. At December 31, 2012, CP had available $460 million under the revolving facility limit and $145 million available under the letter of credit facility limit, of which the Company had utilized $395 million solely for letters of credit under both facilities. The weighted average annualized interest rate for drawn funds during 2012 was 2.94% (2011 – 1.98%; 2010 – not applicable). The agreement requires the Company not to exceed a maximum debt to total capitalization ratio. At December 31, 2012, the Company satisfied this threshold stipulated in the financial covenant. In addition, should CP’s senior unsecured debt not be rated at least investment grade by Moody’s and S&P, the Company’s credit agreement will also require it to maintain a minimum fixed charge coverage ratio.